UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			May 12, 2004

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		41

Form 13F Information Table Value Total:	   1,142,929


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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

NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

Advisory Board Co.                   COMM          00762W107       7071      192,683     SH     SOLE           192,683
American Capital Strategies          COMM          024937104       9985      300,400     SH     SOLE           300,400
Agnico-Eagle Mines                   COMM          008474108      10871      728,100     SH     SOLE           728,100
AMN Healthcare Services, Inc         COMM          001744101      68503    3,733,153     SH     SOLE         3,733,153
AutoImmune Inc.                      COMM          052776101       1220    1,042,800     SH     SOLE         1,042,800
Allied Capital Corp                  COMM          01903Q108      12498      412,600     SH     SOLE           412,600
Ascential Software Corporation       COMM          04362P207      47206    2,163,444     SH     SOLE         2,163,444
Altiris Inc                          COMM          02148M100       6982      250,247     SH     SOLE           250,247
Activision, Inc                      COMM          004930202      28693    1,813,747     SH     SOLE         1,813,747
Berkshire Hathaway Inc. Class B      COMM          084670207      39277       12,625     SH     SOLE            12,625
Cross Country Healthcare, Inc        COMM          227483104      55541    3,333,800     SH     SOLE         3,333,800
3Com Corporation                     COMM          885535104        612       86,625     SH     SOLE            86,625
ConocoPhillips                       COMM          20825C104      20943      300,000     SH     SOLE           300,000
Echostar Communications              COMM          278762109       2305       70,392     SH     SOLE            70,392
Devon Energy Corporation             COMM          25179M103       5800       99,748     SH     SOLE            99,748
El Paso Corp                         COMM          28336L109      42323    5,952,600     SH     SOLE         5,952,600
Genitope Corporation                 COMM          37229P507       5710      500,000     SH     SOLE           500,000
Hanover Compressor                   COMM          410768105      61050    5,049,600     SH     SOLE         5,049,600
World Fuel Services Co               COMM          981475106        382       10,400     SH     SOLE            10,400
i2 Technologies, Inc.                COMM          465754109        194      164,800     SH     SOLE           164,800
Krispy Kreme Doughnuts               COMM          501014104        859       25,000     SH     SOLE            25,000
KVH Industries, Inc.                 COMM          482738101       5827      404,400     SH     SOLE           404,400
Mobility Electronics, Inc.           COMM          60741U101      11193    1,230,000     SH     SOLE         1,230,000
Novastar Financial Inc               COMM          669947400       5144       78,000     SH     SOLE            78,000
Nokia Corp-Spon ADR                  COMM          654902204     303030   14,942,300     SH     SOLE        14,942,300
National Semiconductor Corp          COMM          637640103       2613       58,822     SH     SOLE            58,822
Neose Technologies                   COMM          640522108      32807    3,490,159     SH     SOLE         3,490,159
Occidental Petroleum Corp.           COMM          674599105      46501    1,009,800     SH     SOLE         1,009,800
Palm, Inc                            COMM          69713P107        137        6,424     SH     SOLE             6,424
Persistence Software, Inc.           COMM          715329207        580      146,530     SH     SOLE           146,530
PalmSource, Inc                      COMM          697154102         36        1,991     SH     SOLE             1,991
PYR Energy Corporation               COMM          693677106       3053    3,634,000     SH     SOLE         3,634,000
Symbol Technologies                  COMM          871508107      51598    3,739,000     SH     SOLE         3,739,000
San Juan Basin Royalty Tr            COMM          798241105       5687      283,200     SH     SOLE           283,200
Questar Corporation                  COMM          748356102      46184    1,267,400     SH     SOLE         1,267,400
Talk America Holdings                COMM          87426R202       5426      644,400     SH     SOLE           644,400
VIVUS, Inc.                          COMM          928551100         63       10,300     SH     SOLE            10,300
Wind River Systems, Inc              COMM          973149107      53903    4,869,265     SH     SOLE         4,869,265
Cimarex Energy Co.                   COMM          171798101      42445    1,468,700     SH     SOLE         1,468,700
XM Satellite Radio Holdings-Class A  COMM          983759101      75191    2,692,108     SH     SOLE         2,692,108
Zymogenetics Inc.                    COMM          98985T109      23484    1,519,007     SH     SOLE         1,519,007


03/31/04 EDGAR FILING Form 13F